PREFERRED LIMITED PARTNERS' EQUITY	12 Months Ended
Dec. 31, 2021
Disclsoure of Preferred Limited Partners Equity [Abstract]
PREFERRED LIMITED PARTNERS' EQUITY	PREFERRED LIMITED PARTNERS’ EQUITY
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the year ended December 31		Carrying value as at
				2021	2020	December 31, 2021	December 31, 2020
Series 5 (C$72)	2.89	5.59	April 2018	$3	$3	$49	$49
Series 7 (C$175)	7.00	5.50	January 2026	8	7	128	128
Series 9 (C$200)	—	5.75	July 2021	5	9	—	147
Series 11 (C$250)	10.00	5.00	April 2022	10	9	187	187
Series 13 (C$250)	10.00	5.00	April 2023	10	9	196	196
Series 15 (C$175)	7.00	5.75	April 2024	8	8	126	126
Series 17 ($200)	8.00	5.25	March 2025	11	9	195	195
	44.89			$55	$54	$881	$1,028
As at December 31, 2021, none of the Class A, Series 5 Preferred Limited Partnership Units have been redeemed.
In the third quarter of 2021, Brookfield Renewable redeemed all of the outstanding units of Series 9 Preferred Limited Partnership units for C$200 million or C$25 per Preferred Limited Partnership Unit.
Subsequent to year-end, Brookfield Renewable redeemed all of the outstanding units of Series 5 Preferred Limited Partnership units for C$73 million or C$25.25 per Preferred Limited Partnership Unit.
Distributions paid during the year ended December 31, 2021, totaled $55 million (2020: $52 million and 2019: $43 million).
Class A Preferred LP Units - Normal Course Issuer BidIn July 2021, the Toronto Stock Exchange accepted notice of Brookfield Renewable's intention to renew the normal course issuer bid in connection with the outstanding Class A Preferred Limited Partnership Units for another year to July 8, 2022, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, Brookfield Renewable is permitted to repurchase up to 10% of the total public float for each respective series of its Class A Preference Units. Unitholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. No shares were repurchased during 2021.